Description of the business and summary of significant accounting policies - Derivative and non-derivative financial instruments and hedge accounting and Operating segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 segment	Dec. 31, 2021 MXN ($)
Description of the business and summary of significant accounting policies
Number of operating segments	1
Number of geographic segments	2
Ineffective portion with respect to derivative financial instruments | $		$ 19.1